OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Operating segments

	Ergo	FWGR	Other reconciling items	Total
2026
Amounts in R million

Revenue (External)	8,080.0	3,079.0	—	11,159.0
Cash operating costs	(3,968.8)	(743.6)	—	(4,712.4)
Movement in gold in process and finished inventories – Gold Bullion	15.5	(10.1)	—	5.4
Segment operating profit	4,126.7	2,325.3	—	6,452.0
Additions to property, plant and equipment	(999.6)	(2,735.8)	(1.5)	(3,736.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	4,126.7	2,325.3	—	6,452.0
Depreciation	(341.0)	(133.0)	(3.2)	(477.2)
Change in estimate of environmental rehabilitation recognised in profit or loss	20.8	—	(7.7)	13.1
Ongoing rehabilitation expenditure	(16.4)	(2.5)	(0.8)	(19.7)
Care and maintenance	—	—	(0.2)	(0.2)
Other operating costs	(2.9)	—	—	(2.9)
Other income	8.9	—	0.5	9.4
Loss on disposal of subsidiary	(4.8)	—	—	(4.8)
Administration expenses and other costs	(35.8)	(2.9)	(194.0)	(232.7)
Finance income	52.2	58.9	134.4	245.5
Finance expense	(75.0)	(15.0)	(10.0)	(100.0)
Current tax	(485.3)	—	(10.9)	(496.2)
Deferred tax	(418.7)	(697.6)	(14.5)	(1,130.8)
Profit after tax	2,828.7	1,533.2	(106.4)	4,255.5

Reconciliation of cost of sales to cash operating costs
Cost of sales[1] (a)	(4,292.8)	(889.2)	(11.9)	(5,193.9)
Depreciation	341.0	133.0	3.2	477.2
Change in estimate of environmental rehabilitation recognised in profit or loss	(20.8)	—	7.7	(13.1)
Movement in gold in process and finished inventories – Gold Bullion	(15.5)	10.1	—	(5.4)
Ongoing rehabilitation expenditure	16.4	2.5	0.8	19.7
Care and maintenance	—	—	0.2	0.2
Other operating costs	2.9	—	—	2.9
Cash operating costs	(3,968.8)	(743.6)	—	(4,712.4)
[1] Included in cost of sales is R64.0 million (2025: R138.9 million; 2024: R144.9 million ) paid for services rendered by Sibanye-Stillwater.

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	(1,265.8)	(246.6)	—	(1,512.4)
Labour including short term incentives	(638.9)	(128.9)	—	(767.8)
Electricity	(380.9)	(135.1)	—	(516.0)
Specialist service providers	(977.1)	(44.4)	—	(1,021.5)
Machine hire	(147.9)	(25.5)	—	(173.4)
Security expenses	(176.5)	(40.3)	—	(216.8)
Water	(39.8)	(2.9)	—	(42.7)

23OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2025
Amounts in R million

Revenue (External)	5,671.5	2,206.7	—	7,878.2
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
Movement in gold in process and finished inventories – Gold Bullion	9.8	8.3	—	18.1
Segment operating profit	1,982.1	1,541.5	—	3,523.6
Additions to property, plant and equipment	(605.7)	(1,593.1)	(1.2)	(2,200.0)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	1,982.1	1,541.5	—	3,523.6
Depreciation	(326.5)	(130.2)	(2.5)	(459.2)
Change in estimate of environmental rehabilitation recognised in profit or loss	92.8	—	5.2	98.0
Ongoing rehabilitation expenditure	(16.3)	(2.6)	(0.3)	(19.2)
Care and maintenance	—	—	0.8	0.8
Other operating costs	(13.5)	—	—	(13.5)
Administration expenses and other costs	(19.6)	(8.3)	(185.9)	(213.8)
Finance income	53.1	52.1	118.6	223.8
Finance expense	(51.6)	(11.7)	(10.1)	(73.4)
Deferred tax	(405.6)	(426.9)	8.1	(824.4)
Profit after tax	1,294.9	1,013.9	(66.1)	2,242.7

Reconciliation of cost of sales to cash operating costs
Cost of sales (a)	(3,952.9)	(798.0)	3.2	(4,747.7)
Depreciation	326.5	130.2	2.5	459.2
Change in estimate of environmental rehabilitation recognised in profit or loss	(92.8)	—	(5.2)	(98.0)
Movement in gold in process and finished inventories – Gold Bullion	(9.8)	(8.3)	—	(18.1)
Ongoing rehabilitation expenditure	16.3	2.6	0.3	19.2
Care and maintenance	—	—	(0.8)	(0.8)
Other operating costs	13.5	—	—	13.5
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	(1,151.4)	(224.6)	—	(1,376.0)
Labour including short term incentives	(625.9)	(121.3)	—	(747.2)
Electricity	(422.9)	(121.1)	—	(544.0)
Specialist service providers	(833.0)	(43.2)	—	(876.2)
Machine hire	(136.3)	(20.0)	—	(156.3)
Security expenses	(162.2)	(36.3)	—	(198.5)
Water	(41.3)	(3.8)	—	(45.1)
23OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2024
Amounts in R million

Revenue (External)	4,524.9	1,714.8	—	6,239.7
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)
Movement in gold in process and finished inventories - Gold Bullion	37.5	(2.6)	—	34.9
Segment operating profit	991.4	1,089.9	—	2,081.3
Additions to property, plant and equipment	(2,354.6)	(756.6)	(2.7)	(3,113.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	991.4	1,089.9	—	2,081.3
Depreciation	(138.7)	(129.5)	(2.2)	(270.4)
Change in estimate of environmental rehabilitation recognised in profit or loss	11.1	0.2	0.3	11.6
Ongoing rehabilitation expenditure	(13.0)	(2.1)	(1.0)	(16.1)
Care and maintenance	—	—	2.5	2.5
Other operating costs	0.9	—	—	0.9
Other income	0.6	1.3	0.1	2.0
Administration expenses and other costs	(10.6)	(5.5)	(183.2)	(199.3)
Finance income	51.8	53.9	175.1	280.8
Finance expense	(60.9)	(11.7)	(3.8)	(76.4)
Current tax	5.4	(92.5)	(12.6)	(99.7)
Deferred tax	(205.1)	(183.7)	0.3	(388.5)
Profit after tax	632.9	720.3	(24.5)	1,328.7

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,673.2)	(756.3)	(0.4)	(4,429.9)
Depreciation	138.7	129.5	2.2	270.4
Change in estimate of environmental rehabilitation recognised in profit or loss	(11.1)	(0.2)	(0.3)	(11.6)
Movement in gold in process and finished inventories - Gold Bullion	(37.5)	2.6	—	(34.9)
Ongoing rehabilitation expenditure	13.0	2.1	1.0	16.1
Care and maintenance	—	—	(2.5)	(2.5)
Other operating costs	(0.9)	—	—	(0.9)
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	(1,087.4)	(215.9)	—	(1,303.3)
Labour including short term incentives	(621.4)	(113.5)	—	(734.9)
Electricity	(472.7)	(113.4)	—	(586.1)
Specialist service providers	(812.1)	(39.6)	—	(851.7)
Machine hire	(173.2)	(25.2)	—	(198.4)
Security expenses	(137.8)	(29.4)	—	(167.2)
Water	(30.8)	(1.7)	—	(32.5)